Document And Entity Information	12 Months Ended
Sep. 30, 2017 USD ($) shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Trading Symbol	SEED
Entity Common Stock, Shares Outstanding | shares	23,343,126